UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: June 30, 2008"
Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

"Name:                  Mastrapasqua Asset Management, Inc."
Address:               814 Church Street
Suite 600
"Nashville, Tennessee 37203"

13F File Number:                      28-5580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the "person signing the report is authorized to submit it, that" "all information contained herein is true, correct and" "complete, and that it is understood that all required items" "statements, schedules, lists and tables are considered" integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:                                 Frank Mastrapasqua
Title:                                Chairman & CEO
Phone:                                615-244-8400
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: September 30, 2008"
Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

"Name:                  Mastrapasqua Asset Management, Inc."
Address:               814 Church Street
Suite 600
"Nashville, Tennessee 37203"

13F File Number:                      28-5580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the "person signing the report is authorized to submit it, that" "all information contained herein is true, correct and" "complete, and that it is understood that all required items" "statements, schedules, lists and tables are considered" integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:                                 Frank Mastrapasqua
Title:                                Chairman & CEO
Phone:                                615-244-8400


"Signature,        Place,                   Date of Signing"
"Frank Mastrapasqua            Nashville TN  November 13, 2008"


Report Type:                          13F HOLDINGS REPORT



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.





13F Summary Page


Report Summary:

Number of Other Included Managers:	0

Form 13 F              Information Tab              	74
Form 13 F              Information Tab 	" 244,104,392 "

			VALUE	SHARES	  SH  	 PUT/ 	INVSTMT	OTHER 	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	  PRN  	 CALL 	DSCRETN	MANAGERS	SOLE	SHARE	NONE
AGILENT	COM	00846U101	" 4,942 "	" 166,612 "	SH	N/A	SOLE	N/A	" 166,612 "	0	0
ABB LTD.	COM	000375204	" 2,983 "	" 153,751 "	SH	N/A	SOLE	N/A	" 153,751 "	0	0
APPLIED BIOSYSTEMS GROUP	COM	038149100	" 3,984 "	" 116,328 "	SH	N/A	SOLE	N/A	" 116,328 "	0	0
ABBOTT LABS	COM	002824100	" 1,023 "	" 17,769 "	SH	N/A	SOLE	N/A	" 17,769 "	0	0
ACCENTURE LTD	COM	G1150G111	" 5,422 "	" 142,678 "	SH	N/A	SOLE	N/A	" 142,678 "	0	0
AUTOMATIC DATA PROCESSING	COM	053015103	 685 	" 16,016 "	SH	N/A	SOLE	N/A	" 16,016 "	0	0
AETNA INC	COM	00817Y108	" 2,614 "	" 72,393 "	SH	N/A	SOLE	N/A	" 72,393 "	0	0
AMAZON.COM	COM	023135106	" 5,188 "	" 71,309 "	SH	N/A	SOLE	N/A	" 71,309 "	0	0
AON CORP	COM	037389103	" 4,244 "	" 94,395 "	SH	N/A	SOLE	N/A	" 94,395 "	0	0
APACHE CORP	COM	037411105	" 4,966 "	" 47,620 "	SH	N/A	SOLE	N/A	" 47,620 "	0	0
AVON PRODUCTS	COM	054303102	" 7,393 "	" 177,851 "	SH	N/A	SOLE	N/A	" 177,851 "	0	0
BECTON DICKINSON & CO	COM	075887109	" 5,695 "	" 70,953 "	SH	N/A	SOLE	N/A	" 70,953 "	0	0
BRISTOL-MYERS SQUIBB CO	COM	110122108	 668 	" 32,058 "	SH	N/A	SOLE	N/A	" 32,058 "	0	0
BURLINGTON NRTHN	COM	12189T104	" 6,086 "	" 65,840 "	SH	N/A	SOLE	N/A	" 65,840 "	0	0
BROADCOM	COM	111320107	" 3,600 "	" 193,226 "	SH	N/A	SOLE	N/A	" 193,226 "	0	0
COOPER INDUSTRIES LTD	COM	g24182100	" 5,352 "	" 133,962 "	SH	N/A	SOLE	N/A	" 133,962 "	0	0
CELGENE	COM	151020104	" 4,472 "	" 70,670 "	SH	N/A	SOLE	N/A	" 70,670 "	0	0
COLGATE	COM	194162103	" 1,181 "	" 15,678 "	SH	N/A	SOLE	N/A	" 15,678 "	0	0
CONOCOPHILLIPS	COM	20825c104	" 1,014 "	" 13,840 "	SH	N/A	SOLE	N/A	" 13,840 "	0	0
CHARLES RIVER LABORATORIES	COM	159864107	" 3,051 "	" 54,940 "	SH	N/A	SOLE	N/A	" 54,940 "	0	0
CHEVRON	COM	166764100	" 1,039 "	" 12,594 "	SH	N/A	SOLE	N/A	" 12,594 "	0	0
DU PONT 	COM	263534109	 824 	" 20,439 "	SH	N/A	SOLE	N/A	" 20,439 "	0	0
DANAHER CORP	COM	235851102	" 5,223 "	" 75,259 "	SH	N/A	SOLE	N/A	" 75,259 "	0	0
EMC CORP	COM	268648102	" 4,445 "	" 371,663 "	SH	N/A	SOLE	N/A	" 371,663 "	0	0
EMERSON	COM	291011104	 957 	" 23,469 "	SH	N/A	SOLE	N/A	" 23,469 "	0	0
EXPRESS SCRIPTS	COM	302182100	" 7,978 "	" 108,073 "	SH	N/A	SOLE	N/A	" 108,073 "	0	0
FREEPORT-MCMORAN COPPER	COM	35671D857	 352 	" 6,192 "	SH	N/A	SOLE	N/A	" 6,192 "	0	0
FISERV INC	COM	337738108	" 2,993 "	" 63,241 "	SH	N/A	SOLE	N/A	" 63,241 "	0	0
GENERAL ELECTRIC	COM	369604103	 678 	" 26,603 "	SH	N/A	SOLE	N/A	" 26,603 "	0	0
GENZYME CORP	COM	372917104	" 6,783 "	" 83,854 "	SH	N/A	SOLE	N/A	" 83,854 "	0	0
GILEAD SCIENCES 	COM	375558103	" 6,357 "	" 139,322 "	SH	N/A	SOLE	N/A	" 139,322 "	0	0
GOOGLE INC	COM	38259p508	" 4,226 "	" 10,551 "	SH	N/A	SOLE	N/A	" 10,551 "	0	0
HESS CORP	COM	42809H107	" 3,553 "	" 43,291 "	SH	N/A	SOLE	N/A	" 43,291 "	0	0
HJ HEINZ CO	COM	423074103	 975 	" 19,521 "	SH	N/A	SOLE	N/A	" 19,521 "	0	0
HONEYWELL INC	COM	438516106	 753 	" 18,119 "	SH	N/A	SOLE	N/A	" 18,119 "	0	0
INTERNATIONAL BUS MACH	COM	459200101	" 1,134 "	" 9,695 "	SH	N/A	SOLE	N/A	" 9,695 "	0	0
INTEL CORP	COM	458140100	" 5,763 "	" 307,673 "	SH	N/A	SOLE	N/A	" 307,673 "	0	0
JACOBS ENGINEERING	COM	469814107	" 4,003 "	" 73,715 "	SH	N/A	SOLE	N/A	" 73,715 "	0	0
JPMORGAN CHASE & CO	COM	46625h100	 402 	" 8,613 "	SH	N/A	SOLE	N/A	" 8,613 "	0	0
COCA-COLA CO	COM	191216100	 744 	" 14,066 "	SH	N/A	SOLE	N/A	" 14,066 "	0	0
MCDONALD'S CORP	COM	580135101	" 1,277 "	" 20,705 "	SH	N/A	SOLE	N/A	" 20,705 "	0	0
MICROCHIP	COM	595017104	 732 	" 24,873 "	SH	N/A	SOLE	N/A	" 24,873 "	0	0
MEDTRONIC INC	COM	585055106	" 6,043 "	" 120,618 "	SH	N/A	SOLE	N/A	" 120,618 "	0	0
MCAFEE INC	COM	579064106	" 5,106 "	" 150,341 "	SH	N/A	SOLE	N/A	" 150,341 "	0	0
MILLIPORE CORP	COM	601073109	" 4,790 "	" 69,615 "	SH	N/A	SOLE	N/A	" 69,615 "	0	0
3M CO	COM	88579y101	 767 	" 11,229 "	SH	N/A	SOLE	N/A	" 11,229 "	0	0
MICROSOFT	COM	594918104	 801 	" 30,029 "	SH	N/A	SOLE	N/A	" 30,029 "	0	0
NIKE	COM	654106103	" 6,162 "	" 92,107 "	SH	N/A	SOLE	N/A	" 92,107 "	0	0
NORTHROP GRUMMAN CORP	COM	666807102	 573 	" 9,461 "	SH	N/A	SOLE	N/A	" 9,461 "	0	0
NATIONAL-OILWELL	COM	637071101	" 4,855 "	" 96,657 "	SH	N/A	SOLE	N/A	" 96,657 "	0	0
ORACLE	COM	68389x105	" 6,513 "	" 320,666 "	SH	N/A	SOLE	N/A	" 320,666 "	0	0
PETROLEO BRASILEIRO	COM	71654V408	" 1,254 "	" 28,540 "	SH	N/A	SOLE	N/A	" 28,540 "	0	0
PHILIP MORRIS INTERNATIONAL	COM	718172109	 639 	" 13,278 "	SH	N/A	SOLE	N/A	" 13,278 "	0	0
PPG INDS	COM	693506107	 709 	" 12,162 "	SH	N/A	SOLE	N/A	" 12,162 "	0	0
QUANTA SERVICES INC	COM	74762e102	" 4,515 "	" 167,145 "	SH	N/A	SOLE	N/A	" 167,145 "	0	0
PRAXIAR	COM	74005p104	" 5,875 "	" 81,887 "	SH	N/A	SOLE	N/A	" 81,887 "	0	0
QUALCOMM	COM	747525103	" 7,149 "	" 166,372 "	SH	N/A	SOLE	N/A	" 166,372 "	0	0
TRANSOCEAN INC	COM	g90073100	" 4,588 "	" 41,766 "	SH	N/A	SOLE	N/A	" 41,766 "	0	0
SCHWAB	COM	808513105	" 7,079 "	" 272,285 "	SH	N/A	SOLE	N/A	" 272,285 "	0	0
SMITH INTERNATIONAL	COM	832110100	" 2,569 "	" 43,805 "	SH	N/A	SOLE	N/A	" 43,805 "	0	0
SCHLUMBERGER	COM	806857108	" 2,799 "	" 35,842 "	SH	N/A	SOLE	N/A	" 35,842 "	0	0
SUNPOWER CORP	COM	867652109	" 2,297 "	" 32,385 "	SH	N/A	SOLE	N/A	" 32,385 "	0	0
SYMANTEC CORP	COM	871503108	" 5,327 "	" 272,042 "	SH	N/A	SOLE	N/A	" 272,042 "	0	0
AT&T CORP	COM	00206R102	 875 	" 31,324 "	SH	N/A	SOLE	N/A	" 31,324 "	0	0
T ROWE PRICE	COM	74144t108	" 6,989 "	" 130,125 "	SH	N/A	SOLE	N/A	" 130,125 "	0	0
UNITED PARCEL SERVICE	COM	911312106	 848 	" 13,476 "	SH	N/A	SOLE	N/A	" 13,476 "	0	0
URS CORP	COM	903236107	 986 	" 26,900 "	SH	N/A	SOLE	N/A	" 26,900 "	0	0
UNITED TECH	COM	913017109	" 6,483 "	" 107,945 "	SH	N/A	SOLE	N/A	" 107,945 "	0	0
VF CORP	COM	918204108	 666 	" 8,610 "	SH	N/A	SOLE	N/A	" 8,610 "	0	0
VERIZON COMM	COM	92343v104	 788 	" 24,543 "	SH	N/A	SOLE	N/A	" 24,543 "	0	0
WASTE MANAGEMENT INC	COM	94106l109	 567 	" 17,991 "	SH	N/A	SOLE	N/A	" 17,991 "	0	0
WAL-MART STORES	COM	931142103	" 7,177 "	" 119,835 "	SH	N/A	SOLE	N/A	" 119,835 "	0	0
EXXONMOBIL	COM	30231g102	" 1,926 "	" 24,794 "	SH	N/A	SOLE	N/A	" 24,794 "	0	0
YUM! BRANDS INC	COM	988498101	 639 	" 19,609 "	SH	N/A	SOLE	N/A	" 19,609 "	0	0
